Company financial information (Tables) - ARD Finance S.A.	12 Months Ended
Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Statement of financial position

	At December 31,
	2018	2017
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	900	882
Receivables from subsidiary undertaking	672	642
	1,572	1,524
Current assets
Receivables from subsidiary undertaking	20	8
Cash and cash equivalents	31	32
	51	40
Total assets	1,623	1,564
Equity attributable to owners of the parent
Issued capital	—	—
Retained earnings	81	54
Total equity	81	54
Non-current liabilities
Borrowings	1,512	1,479
	1,512	1,479
Current liabilities
Interest payable	30	31
	30	31
Total liabilities	1,542	1,510
Total equity and liabilities	1,623	1,564

Statement of comprehensive income

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
Dividend income	86	133	270
Finance expense	(106)	(111)	(31)
Finance income	47	50	14
Profit before tax	27	72	253
Income tax	—	—	—
Profit and total comprehensive income for the year	27	72	253

Statement of cash flows

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
Cash flows from operating activities
Cash generated from operations	—	—	—
Related party interest received	35	54	—
Interest paid	(102)	(105)	—
Net cash used in operating activities	(67)	(51)	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	—	(3)	(404)
Contribution to subsidiary undertaking	(18)	(45)	(431)
Dividends received	86	133	270
Loans granted to subsidiary undertakings	—	—	(679)
Net cash received from/(used in) investing activities	68	85	(1,244)
Cash flows from financing activities
Net proceeds from borrowings	—	—	1,529
Dividends paid	—	(3)	(270)
Deferred debt issue costs paid	—	(3)	(12)
Net cash (outflow)/inflow from financing activities	—	(6)	1,247
Net increase in cash and cash equivalents	1	28	3
Cash and cash equivalents at the beginning of the year	32	4	1
Exchange losses on cash and cash equivalents	(2)	—	—
Cash and cash equivalents at the end of the year	31	32	4

Summary of parent-only financial information, in euro
	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	27	72	253
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(253)	(41)	(408)
Consolidated IFRS (loss)/profit for the year	(226)	31	(155)

	At December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	81	54	(15)
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,911)	(2,583)	(2,975)
Consolidated—IFRS equity	(2,830)	(2,529)	(2,990)

Summary of parent-only financial information, in U.S. dollars
	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	32	81	280
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(295)	(40)	(452)
Consolidated IFRS (loss)/profit for the year	(263)	41	(172)

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	93	65	(16)
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,333)	(3,207)	(3,134)
Consolidated—IFRS equity	(3,240)	(3,142)	(3,150)